Policyholder liabilities and unallocated surplus - Analysis of movements, US (Details) £ in Millions	6 Months Ended
	Jun. 30, 2019 ₫ / £	Jun. 30, 2019 ₫ / £ $ / £	Jun. 30, 2019 ₫ / £ ฿ / £	Jun. 30, 2019 ₫ / £ $ / £	Jun. 30, 2019 ₫ / £ RM / £	Jun. 30, 2019 ₫ / £ ₨ / £	Jun. 30, 2019 ₫ / £ Rp / £	Jun. 30, 2019 ₫ / £ $ / £	Jun. 30, 2019 ₫ / £ ¥ / £	Jun. 30, 2019 GBP (£) ₫ / £	Jun. 30, 2018 ₫ / £	Jun. 30, 2018 ₫ / £ $ / £	Jun. 30, 2018 ₫ / £ ฿ / £	Jun. 30, 2018 ₫ / £ $ / £	Jun. 30, 2018 ₫ / £ RM / £	Jun. 30, 2018 ₫ / £ ₨ / £	Jun. 30, 2018 ₫ / £ Rp / £	Jun. 30, 2018 ₫ / £ $ / £	Jun. 30, 2018 ₫ / £ ¥ / £	Jun. 30, 2018 GBP (£) ₫ / £	Jun. 30, 2019 $ / £	Jun. 30, 2019 ฿ / £	Jun. 30, 2019 $ / £	Jun. 30, 2019 RM / £	Jun. 30, 2019 ₨ / £	Jun. 30, 2019 Rp / £	Jun. 30, 2019 $ / £	Jun. 30, 2019 ¥ / £	Jun. 30, 2019 GBP (£)	Dec. 31, 2018 ₫ / £	Dec. 31, 2018 $ / £	Dec. 31, 2018 ฿ / £	Dec. 31, 2018 $ / £	Dec. 31, 2018 RM / £	Dec. 31, 2018 ₨ / £	Dec. 31, 2018 Rp / £	Dec. 31, 2018 $ / £	Dec. 31, 2018 ¥ / £	Jun. 30, 2018 $ / £	Jun. 30, 2018 ฿ / £	Jun. 30, 2018 $ / £	Jun. 30, 2018 RM / £	Jun. 30, 2018 ₨ / £	Jun. 30, 2018 Rp / £	Jun. 30, 2018 $ / £	Jun. 30, 2018 ¥ / £	Jun. 30, 2018 GBP (£)
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position										£ 285,168
Average exchange rate	30,087.11	1.29	40.91	1.76	5.33	90.62	18,364.05	10.15	8.78		31,329.01	1.38	43.66	1.83	5.42	90.37	18,938.64	10.78	8.76
Closing exchange rate	29,660.27	29,660.27	29,660.27	29,660.27	29,660.27	29,660.27	29,660.27	29,660.27	29,660.27	29,660.27	30,310.96	30,310.96	30,310.96	30,310.96	30,310.96	30,310.96	30,310.96	30,310.96	30,310.96	30,310.96	1.27	39.06	1.72	5.26	87.85	17,980.07	9.94	8.74		29,541.15	1.27	41.47	1.74	5.26	88.92	18,314.37	9.97	8.74	1.32	43.74	1.80	5.33	90.46	18,919.18	10.36	8.75
Operating segments after elimination, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Premiums										£ 14,634
Surrenders										(7,929)
Maturities/deaths										(2,337)
Net flows										4,368
Investment-related items and other movements										22,980
Foreign exchange translation differences										1,076
Policyholder liabilities on the consolidated statement of financial position										285,121
Jackson (US insurance operations)
Analysis of movements in policyholder liabilities and unallocated surplus
Average exchange rate | $ / £		1.29										1.38
Closing exchange rate | $ / £																					1.27																		1.27
Jackson (US insurance operations) | Operating segments after elimination, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position										185,600										£ 180,724
Premiums										7,060										7,111
Surrenders										(6,398)										(5,953)
Maturities/deaths										(1,348)										(1,076)
Net flows										(686)										82
Investment-related items and other movements										16,838										(103)
Foreign exchange translation differences										400										4,447
Policyholder liabilities on the consolidated statement of financial position										202,152										185,150
Average policyholder liability balances																													£ 193,876																		£ 182,937
Jackson (US insurance operations) | Operating segments after elimination, before unallocated | Variable annuity separate account
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position										128,220										130,528
Premiums										4,661										5,528
Surrenders										(4,643)										(4,225)
Maturities/deaths										(604)										(540)
Net flows										(586)										763
Transfers from general to separate account										492										387
Investment-related items and other movements										16,800										582
Foreign exchange translation differences										369										3,286
Policyholder liabilities on the consolidated statement of financial position										145,295										135,546
Average policyholder liability balances																													136,757																		133,037
Jackson (US insurance operations) | Operating segments after elimination, before unallocated | Fixed annuity, GICs and other
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position										57,380										50,196
Premiums										2,399										1,583
Surrenders										(1,755)										(1,728)
Maturities/deaths										(744)										(536)
Net flows										(100)										(681)
Transfers from general to separate account										(492)										(387)
Investment-related items and other movements										38										(685)
Foreign exchange translation differences										31										1,161
Policyholder liabilities on the consolidated statement of financial position										£ 56,857										£ 49,604
Average policyholder liability balances																													£ 57,119																		£ 49,900